DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Copper Commodity Forward Contracts
Derivative [Line Items]
Notional amount	$ 38.7	$ 43.6	$ 50.3
Zinc Commodity Forward Contracts
Derivative [Line Items]
Notional amount	8.0	8.7	5.8
Lead Commodity Forward Contracts
Derivative [Line Items]
Notional amount	8.4	9.3	15.0
Natural Gas Commodity Forward Contracts
Derivative [Line Items]
Notional amount	$ 0.4	$ 2.0	$ 4.7